CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ (4,553,777)	$ (1,400,098)
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Change in the fair value of derivatives	2,234,073	(1,179,556)
Derivative value considered financing costs		138,828
Gain on the settlement of vendor obligations		(35,534)
Loss on the extinguishment of debt		532,529
Amortization of debt discount	78,013	389,793
Amortization of intangible assets		101,032
Impairment of intangible assets		132,397
Warrants issued for financing costs		36,533
Issuance of preferred stock for services		590,129
Shares issued for financing costs	253,194	3,500
Shares issued for services	100	3,368
Changes in operating assets and liabilities
Gain on debt forgiveness		(15,500)
Prepaid expenses	(100,000)	666
Accounts payable and accrued interest	1,395,177	132,008
Deferred revenue	74,225
Accrued payroll officers	100,500	68,000
Net cash (used in) operating activities	(518,493)	(501,905)
Cash Flows From Investing Activities:
Proceeds from notes payable		25,000
Payoff of convertible note	(45,134)	(30,000)
Proceeds from the issuance of convertible notes	515,989	540,810
Net cash provided by investing activities	470,855	535,810
Net Increase (Decrease) In Cash	(47,638)	33,905
Cash At The Beginning Of The Period	52,096	18,191
Cash At The End Of The Period	4,458	52,096
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-Cash Financing Activities
Common shares issued upon conversion of notes payable and accrued interest		959,290
Common shares issued in settlement of accounts payable and accrued expenses		31,561
Common shares issued upon conversion of accrued payroll		40,654
Fair value of derivative created upon issuance of convertible debt recorded as debt discount		218,637
Capital contribution upon conversion of accrued payroll for officer/shareholder		$ 12,046